Dividend income - Summary of dividend income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details of Dividend income [Line Items]
Dividend income	₩ 142,529	₩ 124,531	₩ 97,956
Securities at FVTPL
Details of Dividend income [Line Items]
Dividend income	115,533	100,315	76,453
Securities measured at FVTPL
Details of Dividend income [Line Items]
Dividend income	₩ 26,996	₩ 24,216	₩ 21,503